Summary of changes in warrant derivative liability (Details)	12 Months Ended
Dec. 31, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Beginning balance, Embedded derivative	£ 6,925,654
Fair value adjustment, Embedded derivative	(7,112,034)
Ending balance, Embedded derivative	2,439
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, Embedded derivative
Fair value of warrants issued in the period, Embedded derivative	20,872,152
Fair value adjustment, Embedded derivative	(14,851,289)
Ending balance, Embedded derivative	£ 6,020,863